Pension And Postretirement Benefit Costs (Impact On Certain Items Of A Percentage Point Increase and Decrease In Trend Rates) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Interest cost and service cost for 2012: Amount prior to change	$ 2,413,912
Interest cost and service cost: Amount after 1% increase in change	2,855,717
Interest cost and service cost: Amount after 1% change decrease	2,061,612
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	441,805
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	(352,300)
Accumulated postretirement benefit obligation: Amount prior to change	37,892,992
Accumulated postretirement benefit obligation: Amount after 1% increase	43,406,649
Accumulated postretirement benefit obligation: Amount after 1% decrease	32,592,525
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	5,513,657
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	$ (5,300,467)